Impairment Charges - Additional Information (Detail) (USD $)	3 Months Ended				12 Months Ended
	Jul. 31, 2013		Jan. 31, 2013		Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Asset Impairment Charges [Line Items]
Carrying value of goodwill							$ 105,700,000
Goodwill, fair value			23,561,000		8,915,000	23,561,000	19,536,000
Carrying value of assets before impairment			812,226,000		646,618,000	812,226,000	805,836,000
Impairment charges	14,646,000	[1]	8,431,000	[2]	14,646,000	8,431,000	96,579,000
Impairment charges, intangible assets						2,900,000
Impairment of goodwill					14,646,000		86,200,000
Carrying value of definite-lived intangible assets before impairment			18,387,000		11,558,000	18,387,000
Energy [Member]
Asset Impairment Charges [Line Items]
Goodwill, fair value
Impairment of goodwill							1,000,000
Geoconstruction [Member]
Asset Impairment Charges [Line Items]
Carrying value of goodwill					14,600,000
Goodwill, fair value			14,646,000			14,646,000	10,621,000
Impairment of goodwill	14,600,000				14,646,000
Water Resources And Energy Services Business [Member] | Patents, Trademarks, Property and Equipment [Member]
Asset Impairment Charges [Line Items]
Carrying value of assets before impairment			15,800,000			15,800,000
Impairment charges						8,400,000
Impaired assets, fair value			7,400,000			7,400,000
Water Resources [Member]
Asset Impairment Charges [Line Items]
Goodwill, fair value
Impairment of goodwill							17,100,000
Water Resources [Member] | Patents, Trademarks, Property and Equipment [Member]
Asset Impairment Charges [Line Items]
Impairment charges						4,400,000
Energy Services [Member]
Asset Impairment Charges [Line Items]
Goodwill, fair value
Impairment of goodwill
Impairment charges, definite-lived intangible assets							2,000,000
Energy Services [Member] | Patents, Trademarks, Property and Equipment [Member]
Asset Impairment Charges [Line Items]
Impairment charges						4,000,000
Inliner [Member]
Asset Impairment Charges [Line Items]
Goodwill, fair value			8,915,000		8,915,000	8,915,000	8,915,000
Impairment of goodwill							23,100,000
Heavy Civil [Member]
Asset Impairment Charges [Line Items]
Goodwill, fair value
Impairment of goodwill							44,600,000
Other [Member]
Asset Impairment Charges [Line Items]
Goodwill, fair value
Impairment of goodwill							400,000
Tradenames [Member]
Asset Impairment Charges [Line Items]
Impairment charges, definite-lived intangible assets							9,400,000
Carrying value of definite-lived intangible assets before impairment			8,008,000		6,260,000	8,008,000
Tradenames [Member] | Heavy Civil [Member]
Asset Impairment Charges [Line Items]
Impairment charges, definite-lived intangible assets							9,100,000
Trademarks and Other Intangible Assets [Member]
Asset Impairment Charges [Line Items]
Carrying value of definite-lived intangible assets before impairment							12,600,000
Fair Value Measurements - Level 3 [Member]
Asset Impairment Charges [Line Items]
Goodwill, fair value					0		19,500,000
Fair Value Measurements - Level 3 [Member] | Trademarks and Other Intangible Assets [Member]
Asset Impairment Charges [Line Items]
Definite-lived intangible assets, fair value							1,200,000
Fair Value Measurements - Level 1 [Member] | Water Resources And Energy Services Business [Member] | Patents, Trademarks, Property and Equipment [Member]
Asset Impairment Charges [Line Items]
Impaired assets, fair value			$ 3,600,000			$ 3,600,000

[1]	All periods have been reclassified to reflect Costa Fortuna as a discontinued operation.
[2]	Periods subsequent to the acquisition of 100% of Costa Fortuna on May 30, 2012 have been reclassified reflect Costa Fortuna as a discontinued operation.